Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS

For the Years Ended December 31, 2012, 2011 and 2010

		Additions
Description	Balance at Beginning Of Period	Charged to Costs and Expenses	Charged to Other Accounts	(1) Deductions	Balance at End Of Period
Reserve Deducted in the Balance Sheet From the Asset to Which it Applies:

Allowance for Deferred Tax Assets
Year ended December 31, 2012	$27,591,230	$796,237	$-	$(1,112,961)	$27,274,506
Year ended December 31, 2011	27,576,253	888,561	-	(873,584)	27,591,230
Year ended December 31, 2010	27,091,338	1,160,405	-	(675,490)	27,576,253

(1)	Deductions represent the effect of expiring NOL carryforwards from prior years.